Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000015136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,795	$ 11,795	$ 11,795	$ 11,453	$ 11,537	$ 12,382	$ 11,791	$ 11,514	$ 10,902	$ 10,725	$ 10,627	$ 9,981	$ 9,580
Average Annual Return, Percent	(1.35%)	(0.38%)	1.66%
C000015136 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,312	$ 12,312	$ 12,312	11,955	12,043	12,925	12,308	12,019	11,380	11,195	11,093	10,418	10,000
Average Annual Return, Percent	2.99%	0.48%	2.10%
C000015138 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,568	$ 12,568	$ 12,568	12,168	12,243	13,114	12,462	12,145	11,475	11,265	11,139	10,449	10,000
Average Annual Return, Percent	3.29%	0.69%	2.31%
C000137679 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,544	$ 11,544	$ 11,544	11,209	11,292	12,218	11,727	11,544	11,019	10,929	10,908	10,339	10,000
Average Annual Return, Percent	2.16%	(0.32%)	1.45%
C000015139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,144	$ 11,144	$ 11,144	10,953	11,086	12,095	11,739	11,234	10,705	10,601	10,567	9,962	9,578
Average Annual Return, Percent	(2.56%)	(1.01%)	1.09%
C000015139 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,635	$ 11,635	$ 11,635	11,435	11,574	12,627	12,256	11,728	11,176	11,068	11,033	10,400	10,000
Average Annual Return, Percent	1.75%	(0.16%)	1.53%
C000015141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,878	$ 11,878	$ 11,878	11,651	11,767	12,807	12,405	11,847	11,260	11,132	11,079	10,427	10,000
Average Annual Return, Percent	1.95%	0.05%	1.74%
C000137680 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 10,908	$ 10,908	$ 10,908	10,721	10,851	11,928	11,672	11,268	10,815	10,801	10,857	10,317	10,000
Average Annual Return, Percent	0.93%	(0.95%)	0.87%
C000015134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,562	$ 11,562	$ 11,562	11,306	11,227	11,912	11,486	11,198	10,650	10,553	10,461	9,949	9,704
Average Annual Return, Percent	(0.81%)	0.04%	1.46%
C000015134 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,915	$ 11,915	$ 11,915	11,651	11,569	12,275	11,837	11,540	10,975	10,875	10,780	10,252	10,000
Average Annual Return, Percent	2.27%	0.64%	1.77%
C000015135 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,160	$ 12,160	$ 12,160	11,868	11,762	12,449	11,982	11,660	11,056	10,936	10,822	10,271	10,000
Average Annual Return, Percent	2.47%	0.84%	1.98%
C000137678 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,191	$ 11,191	$ 11,191	10,943	10,867	11,617	11,288	11,103	10,632	10,622	10,624	10,182	10,000
Average Annual Return, Percent	1.45%	(0.16%)	1.13%
C000015145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,250	$ 11,250	$ 11,250	10,981	10,951	11,736	11,429	10,982	10,425	10,439	10,376	9,925	9,700
Average Annual Return, Percent	(0.64%)	(0.12%)	1.18%
C000015145 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,598	$ 11,598	$ 11,598	11,320	11,290	12,099	11,782	11,321	10,748	10,762	10,697	10,232	10,000
Average Annual Return, Percent	2.45%	0.48%	1.49%
C000015146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,835	$ 11,835	$ 11,835	11,531	11,478	12,271	11,927	11,441	10,843	10,828	10,744	10,250	10,000
Average Annual Return, Percent	2.64%	0.68%	1.70%
C000137681 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 10,873	$ 10,873	$ 10,873	10,613	10,584	11,440	11,229	10,874	10,406	10,507	10,529	10,150	10,000
Average Annual Return, Percent	1.52%	(0.32%)	0.84%
S And P Municipal Bond Minnesota Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Minnesota Index
Account Value	$ 12,173	$ 12,173	$ 12,173	11,922	11,951	12,615	12,150	11,684	11,039	10,948	10,787	10,296	10,000
Average Annual Return, Percent	2.10%	0.82%	1.99%
S And P Municipal Bond Nebraska Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Nebraska Index
Account Value	$ 12,384	$ 12,384	$ 12,384	12,093	12,091	12,908	12,518	11,900	11,253	11,123	10,973	10,358	10,000
Average Annual Return, Percent	2.41%	0.80%	2.16%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 12,551	$ 12,551	$ 12,551	12,200	12,177	12,950	12,369	11,908	11,227	11,088	10,915	10,326	10,000
Average Annual Return, Percent	2.88%	1.06%	2.30%
S And P Municipal Bond Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Intermediate Index
Account Value	$ 12,303	$ 12,303	$ 12,303	$ 12,063	$ 11,938	$ 12,686	$ 12,232	$ 11,729	$ 11,023	$ 10,981	$ 10,796	$ 10,243	$ 10,000
Average Annual Return, Percent	1.99%	0.96%	2.09%
Lipper Minnesota Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Minnesota Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.45%	0.25%	1.57%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.59%	0.29%	1.56%
Lipper Other States Intermediate Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Other States Intermediate Municipal Debt Funds Classification Average
Average Annual Return, Percent	1.84%	0.31%	1.29%